Quarterly Report
February 28, 2021
MFS®  Intermediate High
Income Fund
CIH-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 134.4%
Aerospace – 3.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$308,000	$281,725
Bombardier, Inc., 7.875%, 4/15/2027 (n)	155,000	139,143
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	202,000
Moog, Inc., 4.25%, 12/15/2027 (n)	285,000	292,837
TransDigm, Inc., 6.25%, 3/15/2026 (n)	200,000	210,760
TransDigm, Inc., 6.375%, 6/15/2026	185,000	190,583
TransDigm, Inc., 5.5%, 11/15/2027	120,000	123,274
TransDigm, Inc., 4.625%, 1/15/2029 (n)	132,000	129,855
		$1,570,177
Automotive – 2.8%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$200,000	$202,000
Adient U.S. LLC, 7%, 5/15/2026 (n)	20,000	21,527
Dana, Inc., 5.5%, 12/15/2024	20,000	20,350
Dana, Inc., 5.375%, 11/15/2027	143,000	149,435
Dana, Inc., 5.625%, 6/15/2028	47,000	49,879
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	250,000	261,006
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	135,000	137,025
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	245,000	264,355
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	90,000	99,086
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	105,000	108,150
		$1,312,813
Broadcasting – 3.9%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$145,000	$148,625
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	75,000	75,855
iHeartCommunications, Inc., 8.375%, 5/01/2027	175,000	185,567
Netflix, Inc., 5.875%, 2/15/2025	315,000	360,273
Netflix, Inc., 3.625%, 6/15/2025 (n)	150,000	159,750
Netflix, Inc., 5.875%, 11/15/2028	70,000	83,790
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	250,000	264,062
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	115,000	119,830
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	420,000	431,416
		$1,829,168
Brokerage & Asset Managers – 0.7%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$330,000	$337,524
Building – 5.8%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$175,000	$180,868
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	290,000	292,900
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	85,000	86,306
Core & Main LP, 6.125%, 8/15/2025 (n)	108,000	110,441
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	160,000	166,101
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	45,000	46,125
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	121,000	125,689
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	35,000	34,913
Interface, Inc., 5.5%, 12/01/2028 (n)	150,000	157,125
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	110,000	111,673
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	226,000	232,780
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	109,000	122,080
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	105,000	102,900
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	210,000	229,162
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	150,000	155,625
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	155,000	161,006
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	196,000	202,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	$125,000	$132,500
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (p)	75,000	79,079
		$2,729,531
Business Services – 2.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$225,000	$231,188
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	105,000	107,756
CDK Global, Inc., 4.875%, 6/01/2027	130,000	136,013
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	75,000	78,375
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	95,000	97,731
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	175,000	181,858
Switch, Ltd., 3.75%, 9/15/2028 (n)	235,000	239,406
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	165,000	177,256
		$1,249,583
Cable TV – 11.6%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$150,000	$151,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	234,000	241,839
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	340,000	351,900
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	575,000	600,127
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	150,000	155,271
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	200,000	206,875
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	600,000	630,750
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	200,000	213,500
DISH DBS Corp., 5.875%, 11/15/2024	205,000	214,754
DISH DBS Corp., 7.75%, 7/01/2026	200,000	220,100
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	180,000	114,300
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	90,000	57,654
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	214,750
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	195,000	200,606
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	390,000	422,175
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	423,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	155,000	159,965
Videotron Ltd., 5.375%, 6/15/2024 (n)	20,000	21,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	440,000	459,250
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	417,048
		$5,477,539
Chemicals – 1.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$156,750
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	203,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	158,000	157,818
Ingevity Corp., 3.875%, 11/01/2028 (n)	195,000	193,051
		$711,119
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$295,000	$306,063
PTC, Inc., 3.625%, 2/15/2025 (n)	215,000	220,106
PTC, Inc., 4%, 2/15/2028 (n)	95,000	97,814
		$623,983
Computer Software - Systems – 2.3%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$65,000	$66,950
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	105,000	101,850
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	385,000	436,012
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	37,249
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	175,000	177,625
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	275,000	291,239
		$1,110,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 5.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$270,000	$286,200
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	335,000	346,087
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	68,000	70,635
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	210,000	223,912
EnerSys, 5%, 4/30/2023 (n)	275,000	287,375
EnerSys, 4.375%, 12/15/2027 (n)	55,000	57,888
Gates Global LLC, 6.25%, 1/15/2026 (n)	220,000	231,209
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	135,000	151,200
Griffon Corp., 5.75%, 3/01/2028	223,000	234,150
MTS Systems Corp., 5.75%, 8/15/2027 (n)	135,000	146,880
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	200,000	215,250
TriMas Corp., 4.875%, 10/15/2025 (n)	460,000	469,200
		$2,719,986
Construction – 2.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$145,000	$152,613
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	99,750
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	155,000	161,006
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	200,000	206,500
Toll Brothers Finance Corp., 4.875%, 11/15/2025	180,000	202,950
Toll Brothers Finance Corp., 4.35%, 2/15/2028	160,000	177,600
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	231,000	241,353
		$1,241,772
Consumer Products – 1.9%
Coty, Inc., 6.5%, 4/15/2026 (n)	$190,000	$187,359
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	150,000	149,625
Mattel, Inc., 6.75%, 12/31/2025 (n)	160,000	168,080
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	118,660
Prestige Brands Holdings, Inc., 3.75%, 4/01/2031 (n)	80,000	78,404
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	170,000	177,875
		$880,003
Consumer Services – 4.3%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$59,000	$62,466
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	175,000	193,119
ANGI Group LLC, 3.875%, 8/15/2028 (n)	210,000	214,725
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	120,000	124,048
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	155,000	164,881
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	74,438
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	118,000	117,410
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	131,000	141,480
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	209,576
Match Group, Inc., 4.625%, 6/01/2028 (n)	220,000	228,400
Match Group, Inc., 4.125%, 8/01/2030 (n)	65,000	67,194
Realogy Group LLC, 9.375%, 4/01/2027 (n)	220,000	242,066
Realogy Group LLC, 5.75%, 1/15/2029 (n)	60,000	60,282
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	147,000	145,852
		$2,045,937
Containers – 4.9%
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	$200,000	$200,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	264,083
Berry Global, Inc., 5.625%, 7/15/2027 (n)	95,000	100,700
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	276,000	290,145
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	270,000	290,925
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	45,000	46,588
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	175,000	177,277
Greif, Inc., 6.5%, 3/01/2027 (n)	125,000	131,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Reynolds Group, 4%, 10/15/2027 (n)	$230,000	$229,425
Silgan Holdings, Inc., 4.75%, 3/15/2025	205,000	207,409
Silgan Holdings, Inc., 4.125%, 2/01/2028	152,000	157,860
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	214,500
		$2,310,162
Electrical Equipment – 0.8%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$129,000	$131,392
CommScope Technologies LLC, 5%, 3/15/2027 (n)	180,000	176,324
TTM Technologies, Inc., 4%, 3/01/2029 (n)	73,000	73,752
		$381,468
Electronics – 2.4%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$50,000	$51,000
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	106,000	118,455
Entegris, Inc., 4.625%, 2/10/2026 (n)	250,000	258,158
Entegris, Inc., 4.375%, 4/15/2028 (n)	90,000	94,431
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	140,000	154,350
Sensata Technologies B.V., 5%, 10/01/2025 (n)	285,000	312,702
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	133,281
		$1,122,377
Energy - Independent – 4.6%
Apache Corp., 4.875%, 11/15/2027	$63,000	$66,150
Apache Corp., 4.375%, 10/15/2028	255,000	258,187
CNX Resources Corp., 6%, 1/15/2029 (n)	135,000	141,244
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	130,000	131,304
EQT Corp., 5%, 1/15/2029	73,000	79,935
Laredo Petroleum, Inc., 10.125%, 1/15/2028	110,000	105,160
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	159,000	176,331
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	150,000	154,638
Murphy Oil Corp., 6.875%, 8/15/2024	100,000	101,500
Murphy Oil Corp., 5.875%, 12/01/2027	60,000	59,100
Newfield Exploration Co., 5.375%, 1/01/2026	80,000	88,514
Occidental Petroleum Corp., 5.875%, 9/01/2025	155,000	168,175
Occidental Petroleum Corp., 5.5%, 12/01/2025	105,000	111,510
Ovintiv, Inc., 6.5%, 8/15/2034	55,000	68,168
Range Resources Corp., 9.25%, 2/01/2026	65,000	70,734
Range Resources Corp., 8.25%, 1/15/2029 (n)	105,000	112,843
Southwestern Energy Co., 6.45%, 1/23/2025	98,300	103,215
Southwestern Energy Co., 7.5%, 4/01/2026	137,700	144,960
Southwestern Energy Co., 7.75%, 10/01/2027	35,000	37,405
		$2,179,073
Entertainment – 3.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$75,000	$78,844
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	150,000	152,250
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	150,000	172,512
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	60,000	62,888
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	105,000	107,323
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	218,000	223,450
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	75,000	75,765
Merlin Entertainments, 5.75%, 6/15/2026 (n)	200,000	211,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	80,000	74,776
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	95,000	110,437
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	105,000	105,559
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	90,000	101,954
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	185,000	185,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	$70,000	$75,462
		$1,737,372
Financial Institutions – 4.0%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$200,000	$160,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	150,000	160,786
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	130,000	135,923
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	220,000	223,344
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	150,000	160,500
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	462,348	429,105
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	160,000	168,000
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	107,149
OneMain Finance Corp., 8.875%, 6/01/2025	99,000	108,762
OneMain Finance Corp., 7.125%, 3/15/2026	100,000	115,500
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	120,000	130,509
		$1,899,578
Food & Beverages – 4.6%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$270,000	$285,187
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	295,000	323,751
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	115,000	128,800
Kraft Heinz Foods Co., 4.375%, 6/01/2046	305,000	330,037
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	295,000	306,210
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	43,000	46,870
Performance Food Group Co., 5.5%, 10/15/2027 (n)	210,000	220,773
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	150,000	157,459
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	150,000	152,250
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	234,025
		$2,185,362
Gaming & Lodging – 8.0%
Boyd Gaming Corp., 4.75%, 12/01/2027	$130,000	$132,229
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	180,000	178,682
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	165,000	174,900
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	115,000	119,819
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	131,000	137,550
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	162,000	176,682
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	208,000	211,598
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	146,000	144,041
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	200,000	211,464
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	185,000	196,100
MGM Growth Properties LLC, 5.75%, 2/01/2027	75,000	84,750
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	135,000	136,380
MGM Resorts International, 6.75%, 5/01/2025	185,000	198,067
MGM Resorts International, 5.5%, 4/15/2027	135,000	146,434
Scientific Games Corp., 8.25%, 3/15/2026 (n)	120,000	127,204
Scientific Games International, Inc., 7%, 5/15/2028 (n)	115,000	121,865
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	140,000	144,375
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	235,000	238,525
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	39,000	39,833
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	305,000	311,862
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	150,000	159,000
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	109,410
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	209,425
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	85,000	89,463
		$3,799,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.0%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$264,000	$262,698
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	182,000	187,005
		$449,703
Insurance - Property & Casualty – 1.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$150,000	$153,750
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	240,000	248,234
AssuredPartners, Inc., 7%, 8/15/2025 (n)	60,000	61,346
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	55,000	55,275
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	65,000	69,388
Hub International Ltd., 7%, 5/01/2026 (n)	215,000	224,009
		$812,002
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$155,000	$163,525
Major Banks – 1.4%
Barclays PLC, 7.875%, 12/29/2049	$200,000	$210,000
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	200,000	227,260
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	200,000	226,000
		$663,260
Medical & Health Technology & Services – 9.1%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$160,000	$160,254
Akumin, Inc., 7%, 11/01/2025 (n)	120,000	125,400
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	279,000	290,863
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	115,000	126,500
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	280,000	294,455
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	38,369
DaVita, Inc., 4.625%, 6/01/2030 (n)	140,000	142,275
DaVita, Inc., 3.75%, 2/15/2031 (n)	122,000	116,569
Encompass Health Corp., 5.75%, 9/15/2025	120,000	124,200
Encompass Health Corp., 4.625%, 4/01/2031	120,000	127,470
HCA, Inc., 5.375%, 2/01/2025	400,000	449,000
HCA, Inc., 5.875%, 2/15/2026	275,000	317,886
HCA, Inc., 5.625%, 9/01/2028	45,000	52,370
HCA, Inc., 5.875%, 2/01/2029	75,000	88,414
HCA, Inc., 3.5%, 9/01/2030	175,000	180,910
HealthSouth Corp., 5.125%, 3/15/2023	265,000	265,000
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	130,000	135,200
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	600,000	627,750
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	75,000	74,556
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	55,000	55,277
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	235,000	253,264
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	220,000	215,600
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	45,000	46,013
		$4,307,595
Medical Equipment – 1.4%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$250,000	$260,625
Teleflex, Inc., 4.875%, 6/01/2026	80,000	82,400
Teleflex, Inc., 4.625%, 11/15/2027	295,000	310,856
		$653,881
Metals & Mining – 6.1%
Arconic Corp., 6%, 5/15/2025 (n)	$175,000	$185,938
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	235,000	247,925
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	125,000	134,016
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	145,000	141,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	$185,000	$198,875
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	200,000	217,000
Freeport-McMoRan, Inc., 5%, 9/01/2027	190,000	203,209
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	100,000	106,375
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	185,000	205,572
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	150,000	153,030
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	200,000	203,750
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	252,000	263,070
Novelis Corp., 5.875%, 9/30/2026 (n)	285,000	297,112
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	110,000	114,158
TMS International Corp., 7.25%, 8/15/2025 (n)	220,000	224,446
		$2,895,579
Midstream – 6.3%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$380,000	$390,564
Cheniere Energy Partners LP, 4.5%, 10/01/2029	110,000	115,362
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	180,000	181,409
EnLink Midstream Partners LP, 4.85%, 7/15/2026	120,000	119,700
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	135,000	136,181
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	48,000	50,760
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	47,000	50,417
EQM Midstream Partners LP, 5.5%, 7/15/2028	370,000	381,100
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	90,000	87,244
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	58,800
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	152,500	144,494
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	15,000	15,163
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	235,000	243,519
NuStar Logistics, LP, 5.75%, 10/01/2025	220,000	234,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	180,000	186,750
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	160,000	177,400
Western Midstream Operating LP, 5.3%, 2/01/2030	270,000	292,689
Western Midstream Operation LP, 4.65%, 7/01/2026	110,000	113,874
		$2,979,726
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$105,000	$107,625
Network & Telecom – 0.9%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$200,000	$214,250
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	185,000	190,754
		$405,004
Oil Services – 0.2%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	$100,000	$75,000
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$120,000	$82,800
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	130,000	82,550
		$165,350
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)	$205,000	$208,118
Pharmaceuticals – 3.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$535,000	$547,112
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	350,000	357,000
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	45,000	45,506
Catalent, Inc., 3.125%, 2/15/2029 (n)	58,000	57,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	$261,000	$264,670
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	254,000	267,970
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	105,000	112,875
		$1,652,436
Pollution Control – 1.1%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$60,000	$61,125
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	65,000	71,500
GFL Environmental, Inc., 4%, 8/01/2028 (n)	105,000	102,375
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	125,000	122,188
Stericycle, Inc., 3.875%, 1/15/2029 (n)	170,000	171,215
		$528,403
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$155,000	$160,203
Taseko Mines Ltd., 7%, 2/15/2026 (n)	60,000	61,213
		$221,416
Printing & Publishing – 0.7%
Cimpress N.V., 7%, 6/15/2026 (n)	$300,000	$316,410
Railroad & Shipping – 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$182,000	$195,568
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$185,000	$197,062
Real Estate - Other – 1.0%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$180,000	$188,550
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)	110,000	108,944
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	161,000	163,223
		$460,717
Retailers – 1.0%
L Brands, Inc., 5.25%, 2/01/2028	$350,000	$374,500
L Brands, Inc., 6.625%, 10/01/2030 (n)	75,000	84,188
		$458,688
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$201,000	$210,045
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$221,000	$223,210
PetSmart, Inc., 7.125%, 3/15/2023 (n)	160,000	160,288
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	250,000	258,988
		$642,486
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$22,000	$22,687
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	270,000	279,627
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	15,000	15,975
		$318,289
Telecommunications - Wireless – 6.9%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$208,640
Altice France S.A., 8.125%, 2/01/2027 (n)	200,000	218,002
Altice France S.A., 5.5%, 1/15/2028 (n)	200,000	204,022
Altice France S.A., 6%, 2/15/2028 (n)	200,000	195,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	$200,000	$208,000
SBA Communications Corp., 4.875%, 9/01/2024	220,000	225,654
SBA Communications Corp., 3.875%, 2/15/2027	161,000	166,881
SBA Communications Corp., 3.125%, 2/01/2029 (n)	145,000	141,687
Sprint Capital Corp., 6.875%, 11/15/2028	295,000	373,175
Sprint Corp., 7.125%, 6/15/2024	75,000	86,359
Sprint Corp., 7.625%, 3/01/2026	360,000	441,709
T-Mobile USA, Inc., 6.5%, 1/15/2026	130,000	134,063
T-Mobile USA, Inc., 2.25%, 2/15/2026	105,000	104,596
T-Mobile USA, Inc., 5.375%, 4/15/2027	310,000	328,212
T-Mobile USA, Inc., 2.625%, 2/15/2029	220,000	215,325
		$3,252,075
Tobacco – 0.5%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$105,000	$113,400
Vector Group Ltd., 5.75%, 2/01/2029 (n)	125,000	129,531
		$242,931
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$135,000	$138,712
Calpine Corp., 5.125%, 3/15/2028 (n)	150,000	150,750
Clearway Energy Operating LLC, 5.75%, 10/15/2025	450,000	470,497
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	96,188
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	29,000	30,740
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	134,064
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	130,000	137,475
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	120,000	123,271
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	245,000	270,725
		$1,552,422
Total Bonds		$63,590,426
Common Stocks – 1.6%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)	11,385	$23,456
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$56,504
Special Products & Services – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$691,520
Total Common Stocks		$771,480
Floating Rate Loans (r) – 0.8%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.872%, 9/18/2026	$55,216	$55,231
Cable TV – 0.2%
CSC Holdings LLC, Term Loan B5, 2.611%, 4/15/2027	$63,360	$63,152
Chemicals – 0.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.004%, 6/01/2024	$52,580	$52,486
Element Solutions, Inc., Term Loan B1, 2.114%, 1/31/2026	63,200	63,121
		$115,607
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.865%, 4/16/2025	$63,176	$63,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.865%, 11/27/2025	$54,857	$54,814
Total Floating Rate Loans		$351,815
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	84	$0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	84	0
Total Warrants				$0

Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.07% (v)	906,466	$906,466

Other Assets, Less Liabilities – (38.7)%		(18,300,256)
Net Assets – 100.0%		$47,319,931
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $906,466 and $64,713,721, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,941,688, representing 101.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$691,520	$0	$56,504	$748,024
Mexico	—	23,456	—	23,456
Municipal Bonds	—	107,625	—	107,625
U.S. Corporate Bonds	—	54,348,498	—	54,348,498
Foreign Bonds	—	9,134,303	—	9,134,303
Floating Rate Loans	—	351,815	—	351,815
Mutual Funds	906,466	—	—	906,466
Total	$1,597,986	$63,965,697	$56,504	$65,620,187
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/20	$56,504
Change in unrealized appreciation or depreciation	0
Balance as of 2/28/21	$56,504
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2021 is $0. At February 28, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,867,963	$4,911,256	$5,872,753	$38	$(38)	$906,466
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,473	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.